Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 94.7%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 923,159
6.38%, 03/01/2029 (A)	274,000	280,138
6.75%, 01/31/2034 (A)	182,000	188,180
6.88%, 12/15/2030 (A)	385,000	398,912
7.13%, 12/01/2031 (A)	85,000	88,663
		1,879,052
Automobile Components - 2.0%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)(B)	488,000	487,176
7.75%, 10/15/2033 (A)(B)	484,000	487,773
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028 - 09/15/2032 (A)	1,036,000	1,063,567
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	361,000	358,851
5.00%, 07/15/2029	434,000	419,103
Phinia, Inc.
6.63%, 10/15/2032 (A)	676,000	696,708
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	530,000	517,216
6.88%, 04/14/2028 (A)	435,000	441,018
7.13%, 04/14/2030 (A)	303,000	300,028
		4,771,440
Automobiles - 1.6%
Ford Motor Co.
6.10%, 08/19/2032 (C)	140,000	143,411
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	241,052
4.00%, 11/13/2030	625,000	583,007
4.39%, 01/08/2026	676,000	675,752
6.95%, 03/06/2026	541,000	545,308
7.35%, 11/04/2027 - 03/06/2030	973,000	1,033,220
Wabash National Corp.
4.50%, 10/15/2028 (A)	709,000	657,822
		3,879,572
Banks - 0.5%
Intesa Sanpaolo SpA
5.71%, 01/15/2026 (A)	651,000	652,416
7.00%, 11/21/2025 (A)	200,000	200,728
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (A)	411,000	485,034
		1,338,178
Beverages - 0.6%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	1,412,000	1,369,503
Building Products - 3.5%
Boise Cascade Co.
4.88%, 07/01/2030 (A)(C)	758,000	741,795
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	786,000	739,184
5.00%, 03/01/2030 (A)	137,000	135,607
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Building Products (continued)
Builders FirstSource, Inc. (continued)
6.38%, 06/15/2032 (A)	$ 461,000	$ 476,513
6.75%, 05/15/2035 (A)	145,000	151,399
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	116,000	112,231
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)(C)	448,000	364,066
9.50%, 08/15/2029 (A)	344,000	334,244
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	1,570,000	1,613,880
6.75%, 07/15/2031 (A)	179,000	185,919
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	810,000	839,034
6.75%, 03/01/2033 (A)	228,000	237,050
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)(C)	2,445,000	2,581,780
		8,512,702
Chemicals - 3.1%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	120,980
Avient Corp.
6.25%, 11/01/2031 (A)	147,000	149,282
7.13%, 08/01/2030 (A)	943,000	969,063
Celanese U.S. Holdings LLC
7.05%, 11/15/2030	705,000	727,724
Inversion Escrow Issuer LLC
6.75%, 08/01/2032 (A)	826,000	813,704
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	1,133,000	1,193,744
9.00%, 02/15/2030 (A)	553,000	592,896
Olin Corp.
6.63%, 04/01/2033 (A)	928,000	932,787
Olympus Water U.S. Holding Corp.
7.25%, 06/15/2031 (A)	425,000	430,854
7.25%, 02/15/2033 (A)(B)	1,501,000	1,502,563
		7,433,597
Commercial Services & Supplies - 7.2%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	1,420,000	1,488,864
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	562,000	561,119
8.00%, 02/15/2031 (A)(C)	1,250,000	1,293,150
8.38%, 06/15/2032 (A)(C)	70,000	73,217
Axon Enterprise, Inc.
6.13%, 03/15/2030 (A)	125,000	128,378
6.25%, 03/15/2033 (A)	255,000	262,471
Enviri Corp.
5.75%, 07/31/2027 (A)	1,363,000	1,351,945
EquipmentShare.com, Inc.
8.00%, 03/15/2033 (A)	770,000	822,931
8.63%, 05/15/2032 (A)	290,000	313,097
9.00%, 05/15/2028 (A)	1,044,000	1,104,785
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Garda World Security Corp.
6.00%, 06/01/2029 (A)	$ 612,000	$ 606,752
8.38%, 11/15/2032 (A)	205,000	212,795
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,449,000	1,445,372
6.63%, 06/15/2029 (A)	798,000	819,947
7.00%, 06/15/2030 (A)	328,000	340,702
7.25%, 06/15/2033 (A)	344,000	359,102
Hertz Corp.
4.63%, 12/01/2026 (A)	202,000	198,768
5.00%, 12/01/2029 (A)	453,000	361,378
12.63%, 07/15/2029 (A)(C)	1,075,000	1,139,658
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (A)(B)	735,000	730,171
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (A)	502,000	476,988
Madison IAQ LLC
5.88%, 06/30/2029 (A)	1,031,000	1,018,525
Reworld Holding Corp.
4.88%, 12/01/2029 (A)	501,000	471,174
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	365,921
4.00%, 07/15/2030	622,000	594,942
5.50%, 05/15/2027	77,000	77,003
6.00%, 12/15/2029 (A)	802,000	825,827
		17,444,982
Communications Equipment - 4.6%
Altice Financing SA
9.63%, 07/15/2027 (A)	504,000	453,600
CommScope LLC
8.25%, 03/01/2027 (A)(C)	609,000	615,656
9.50%, 12/15/2031 (A)(C)	1,007,000	1,042,347
EchoStar Corp.
10.75%, 11/30/2029	900,000	990,153
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	1,295,617	811,396
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	361,759
3.75%, 07/15/2029 (A)	1,226,000	1,045,077
6.88%, 06/30/2033 (A)	855,000	871,399
7.00%, 03/31/2034 (A)	915,000	930,838
Maya SAS/Paris France
7.00%, 10/15/2028 - 04/15/2032 (A)	1,145,000	1,165,660
8.50%, 04/15/2031 (A)	728,000	780,775
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	1,029,000	968,543
7.75%, 04/15/2032 (A)	1,176,000	1,235,550
		11,272,753
Construction & Engineering - 0.9%
Beazer Homes USA, Inc.
7.25%, 10/15/2029 (C)	640,000	651,018
7.50%, 03/15/2031 (A)(C)	509,000	515,782
Century Communities, Inc.
6.63%, 09/15/2033 (A)	661,000	666,790
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
KB Home
7.25%, 07/15/2030	$ 326,000	$ 336,169
		2,169,759
Consumer Staples Distribution & Retail - 1.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	204,000	199,114
4.00%, 10/15/2030 (A)	636,000	599,381
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	171,000	174,813
6.75%, 07/01/2036	497,000	511,439
6.88%, 11/01/2035	455,000	473,210
7.50%, 06/15/2029	549,000	562,071
		2,520,028
Containers & Packaging - 5.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/2027 (A)	275,000	274,934
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (A)	937,000	899,520
Ball Corp.
2.88%, 08/15/2030	1,447,000	1,314,516
6.00%, 06/15/2029	57,000	58,348
6.88%, 03/15/2028	709,000	722,567
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/2028 (A)	751,000	745,090
6.75%, 07/15/2030 (A)	1,472,000	1,499,232
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	178,000	180,028
6.75%, 04/15/2032 (A)	457,000	468,818
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	997,000	958,241
3.75%, 02/01/2030 (A)	404,000	377,650
6.38%, 07/15/2032 (A)	674,000	684,425
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	446,000	450,372
9.25%, 04/15/2027 (A)	148,000	148,339
OI European Group BV
4.75%, 02/15/2030 (A)	303,000	289,153
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(C)	439,000	446,891
7.38%, 06/01/2032 (A)(C)	440,000	444,260
Sealed Air Corp.
6.50%, 07/15/2032 (A)(C)	136,000	140,856
6.88%, 07/15/2033 (A)	887,000	963,444
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/2028 (A)	364,000	369,028
7.25%, 02/15/2031 (A)	553,000	580,273
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	202,000	215,482
12.25%, 01/15/2031 (A)	239,000	258,679
		12,490,146
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 2.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	$ 531,000	$ 505,736
5.00%, 02/01/2031 (A)	140,000	139,591
5.13%, 03/15/2028 (A)	1,157,000	1,157,590
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	320,000	293,758
4.75%, 03/15/2028 (A)	583,000	575,966
NRG Energy, Inc.
5.75%, 01/15/2028	268,000	268,577
6.00%, 02/01/2033 (A)	729,000	740,351
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	771,000	768,448
5.63%, 02/15/2027 (A)	176,000	176,104
6.88%, 04/15/2032 (A)	1,004,000	1,050,060
		5,676,181
Electrical Equipment - 1.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A)	865,000	829,587
6.00%, 09/15/2033 (A)	478,000	467,496
WESCO Distribution, Inc.
6.38%, 03/15/2029 - 03/15/2033 (A)	650,000	670,108
6.63%, 03/15/2032 (A)	195,000	202,648
7.25%, 06/15/2028 (A)	219,000	221,847
		2,391,686
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies BV
4.00%, 04/15/2029 (A)	412,000	395,385
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	301,000	290,512
6.63%, 07/15/2032 (A)	428,000	442,885
		1,128,782
Energy Equipment & Services - 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	754,000	755,043
6.63%, 09/01/2032 (A)	885,000	907,817
Kodiak Gas Services LLC
6.50%, 10/01/2033 (A)	502,000	511,124
		2,173,984
Financial Services - 3.0%
Azorra Finance Ltd.
7.25%, 01/15/2031 (A)	1,225,000	1,275,581
ILFC E-Capital Trust I
3-Month Term SOFR + 0.00%, 6.27% (D), 12/21/2065 (A)(C)	2,208,000	1,865,083
ILFC E-Capital Trust II
3-Month Term SOFR + 0.00%, 6.52% (D), 12/21/2065 (A)	959,000	818,461
PennyMac Financial Services, Inc.
6.75%, 02/15/2034 (A)	817,000	833,410
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	899,000	922,662
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	$ 291,000	$ 287,000
5.75%, 06/15/2027 (A)	398,000	397,778
UWM Holdings LLC
6.63%, 02/01/2030 (A)	813,000	827,051
		7,227,026
Food Products - 2.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)	387,000	366,743
4.63%, 01/15/2027 (A)	791,000	786,029
6.50%, 02/15/2028 (A)(C)	858,000	871,521
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	768,000	800,830
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	209,479
6.00%, 06/15/2030 (A)	613,000	618,861
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	316,710
4.63%, 04/15/2030 (A)	713,000	687,341
5.50%, 12/15/2029 (A)	833,000	829,675
6.25%, 02/15/2032 - 10/15/2034 (A)	443,000	453,226
6.38%, 03/01/2033 (A)	779,000	786,252
		6,726,667
Health Care Equipment & Supplies - 1.1%
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,030,000	993,378
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	443,000	454,254
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	1,068,000	1,121,419
		2,569,051
Health Care Providers & Services - 4.0%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	771,661
6.88%, 04/15/2029 (A)(C)	63,000	50,085
10.88%, 01/15/2032 (A)	928,000	982,842
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,232,000	1,128,387
4.63%, 06/01/2030 (A)	400,000	383,356
Encompass Health Corp.
4.50%, 02/01/2028	553,000	548,267
4.63%, 04/01/2031 (C)	60,000	58,379
4.75%, 02/01/2030	218,000	215,445
IQVIA, Inc.
6.25%, 06/01/2032 (A)	1,077,000	1,107,308
Kedrion SpA
6.50%, 09/01/2029 (A)	776,000	765,773
LifePoint Health, Inc.
11.00%, 10/15/2030 (A)	660,000	727,424
Tenet Healthcare Corp.
4.25%, 06/01/2029	672,000	656,295
4.63%, 06/15/2028	28,000	27,744
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
5.13%, 11/01/2027	$ 647,000	$ 645,813
6.13%, 10/01/2028 - 06/15/2030	1,652,000	1,658,448
		9,727,227
Health Care REITs - 0.5%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031 (C)	737,000	542,070
5.00%, 10/15/2027 (C)	534,000	517,301
8.50%, 02/15/2032 (A)	233,000	247,577
		1,306,948
Hotel & Resort REITs - 0.9%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	375,000	374,294
7.00%, 02/01/2030 (A)	1,064,000	1,096,871
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	624,000	633,303
		2,104,468
Hotels, Restaurants & Leisure - 9.7%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,082,000	1,061,543
Brightstar Lottery PLC
5.25%, 01/15/2029 (A)	217,000	216,025
6.25%, 01/15/2027 (A)	214,000	216,012
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A)(C)	601,000	574,697
6.50%, 02/15/2032 (A)	335,000	341,696
7.00%, 02/15/2030 (A)	77,000	79,203
Carnival Corp.
5.13%, 05/01/2029 (A)(B)	353,000	353,000
5.75%, 08/01/2032 (A)	557,000	566,847
6.00%, 05/01/2029 (A)	1,423,000	1,444,240
6.13%, 02/15/2033 (A)	366,000	375,163
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	842,000	841,241
6.75%, 05/01/2031 (A)	669,000	685,628
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	595,000	591,663
5.75%, 05/01/2028 (A)	69,000	69,084
5.88%, 04/01/2029 (A)	81,000	82,674
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)(C)	903,000	842,717
5.00%, 06/01/2029 (A)(C)	433,000	416,399
Light & Wonder International, Inc.
7.50%, 09/01/2031 (A)	423,000	439,902
Marriott Ownership Resorts, Inc.
6.50%, 10/01/2033 (A)	855,000	851,088
MGM Resorts International
4.75%, 10/15/2028	633,000	628,067
5.50%, 04/15/2027	514,000	517,329
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International (continued)
6.13%, 09/15/2029	$ 667,000	$ 678,871
6.50%, 04/15/2032	899,000	915,896
NCL Corp. Ltd.
6.25%, 09/15/2033 (A)	551,000	553,852
6.75%, 02/01/2032 (A)	712,000	732,243
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.
6.25%, 10/15/2030 (A)(B)	659,000	664,876
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	450,000	453,983
6.00%, 02/01/2033 (A)	332,000	340,460
6.25%, 03/15/2032 (A)	171,000	176,544
Station Casinos LLC
4.50%, 02/15/2028 (A)	1,416,000	1,392,161
6.63%, 03/15/2032 (A)	404,000	415,007
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	392,000	378,718
6.00%, 04/01/2027	926,000	939,273
6.13%, 09/01/2033 (A)	40,000	39,878
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)	534,000	552,129
Viking Cruises Ltd.
5.88%, 09/15/2027 - 10/15/2033 (A)	2,123,000	2,124,085
7.00%, 02/15/2029 (A)	710,000	713,588
9.13%, 07/15/2031 (A)	251,000	269,403
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,105,000	1,189,362
		23,724,547
Household Durables - 1.1%
Newell Brands, Inc.
6.63%, 05/15/2032 (C)	1,325,000	1,307,653
8.50%, 06/01/2028 (A)	245,000	259,145
Whirlpool Corp.
6.50%, 06/15/2033	1,236,000	1,233,456
		2,800,254
Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)(C)	706,000	658,688
Insurance - 2.9%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	738,000	759,907
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	1,062,000	1,085,823
6.75%, 10/15/2027 (A)	367,000	367,791
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,978,000	1,993,087
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.60% (D), 02/12/2067 (A)	1,116,000	1,043,072
HUB International Ltd.
7.25%, 06/15/2030 (A)	850,000	886,469
7.38%, 01/31/2032 (A)	274,000	285,327
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.80% (D), 05/17/2066	$ 840,000	$ 721,929
		7,143,405
Internet & Catalog Retail - 0.5%
ION Trading Technologies SARL
9.50%, 05/30/2029 (A)(E)	1,133,000	1,196,645
IT Services - 0.8%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	793,000	755,617
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	967,000	952,551
5.13%, 04/15/2029 (A)	341,000	335,517
		2,043,685
Machinery - 1.2%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,193,000	1,241,597
GrafTech Finance, Inc.
4.63%, 12/23/2029 (A)(C)	329,000	230,404
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(C)	239,000	203,747
SPX Flow, Inc.
8.75%, 04/01/2030 (A)(C)	1,274,000	1,308,719
		2,984,467
Media - 8.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030 (A)	378,000	356,989
4.50%, 05/01/2032	848,000	771,736
4.75%, 03/01/2030 (A)	985,000	945,173
5.00%, 02/01/2028 (A)	423,000	418,927
5.38%, 06/01/2029 (A)	461,000	457,926
5.50%, 05/01/2026 (A)	348,000	347,589
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,532,000	1,513,475
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)	530,000	547,836
7.50%, 06/01/2029 (A)(C)	316,000	306,903
7.50%, 03/15/2033 (A)	185,000	193,430
7.75%, 04/15/2028 (A)	85,000	84,845
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	162,404
4.50%, 11/15/2031 (A)	662,000	430,482
5.75%, 01/15/2030 (A)	2,670,000	1,016,683
6.50%, 02/01/2029 (A)	460,000	339,975
7.50%, 04/01/2028 (A)	500,000	362,088
11.75%, 01/31/2029 (A)	600,000	504,566
Directv Financing LLC
8.88%, 02/01/2030 (A)	1,231,000	1,215,885
DISH DBS Corp.
5.75%, 12/01/2028 (A)	243,000	232,950
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
DISH DBS Corp. (continued)
7.38%, 07/01/2028	$ 360,000	$ 331,717
7.75%, 07/01/2026	218,000	215,918
DISH Network Corp.
11.75%, 11/15/2027 (A)(C)	662,000	700,566
Gray Media, Inc.
4.75%, 10/15/2030 (A)(C)	587,000	449,789
5.38%, 11/15/2031 (A)(C)	704,000	528,801
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	501,960	415,469
9.13%, 05/01/2029 (A)(C)	440,250	395,955
10.88%, 05/01/2030 (A)	924,908	628,481
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)(C)	741,000	411,255
6.75%, 10/15/2027 (A)	1,426,000	853,838
Univision Communications, Inc.
8.00%, 08/15/2028 (A)	403,000	417,597
8.50%, 07/31/2031 (A)	328,000	338,707
9.38%, 08/01/2032 (A)	393,000	418,807
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	983,000	913,018
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	585,000	551,562
5.50%, 05/15/2029 (A)	1,139,000	1,126,123
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,115,000	1,913,479
		20,820,944
Metals & Mining - 3.4%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	198,000	197,502
6.38%, 06/15/2030 (A)	238,000	242,215
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,475,000	1,475,577
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	488,000	497,304
7.00%, 03/15/2032 (A)(C)	36,000	36,359
7.50%, 09/15/2031 (A)	635,000	654,517
Constellium SE
5.63%, 06/15/2028 (A)(C)	1,301,000	1,299,046
6.38%, 08/15/2032 (A)(C)	388,000	396,613
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	657,000	673,342
6.13%, 04/15/2032 (A)(C)	698,000	721,280
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	99,000	103,733
Novelis Corp.
4.75%, 01/30/2030 (A)	1,065,000	1,027,372
6.38%, 08/15/2033 (A)	285,000	287,946
6.88%, 01/30/2030 (A)(C)	714,000	740,400
		8,353,206
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 1.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	$ 364,000	$ 360,785
7.00%, 07/15/2031 (A)	576,000	603,870
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)(B)	146,000	146,042
6.00%, 04/15/2030 (A)	793,000	805,053
6.50%, 07/01/2030 (A)	388,000	401,325
		2,317,075
Oil, Gas & Consumable Fuels - 10.9%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	642,000	669,539
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	643,000	640,643
6.63%, 02/01/2032 (A)	393,000	404,763
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	364,000	362,250
8.63%, 11/01/2030 (A)	28,000	28,999
8.75%, 07/01/2031 (A)(C)	940,000	963,040
9.63%, 06/15/2033 (A)	478,000	504,867
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	592,000	570,129
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	573,000	580,562
EQT Corp.
6.38%, 04/01/2029	735,000	762,185
Expand Energy Corp.
4.75%, 02/01/2032	273,000	268,298
5.38%, 03/15/2030	517,000	525,690
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	154,000	160,615
8.00%, 05/15/2033	675,000	706,016
8.88%, 04/15/2030	407,000	430,881
Harvest Midstream I LP
7.50%, 05/15/2032 (A)	851,000	869,301
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	628,000	627,291
6.50%, 06/01/2029 (A)	178,000	183,578
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	996,000	973,378
Matador Resources Co.
6.25%, 04/15/2033 (A)	558,000	560,622
6.50%, 04/15/2032 (A)	184,000	185,761
Murphy Oil Corp.
6.00%, 10/01/2032	555,000	547,575
Northern Oil & Gas, Inc.
7.88%, 10/15/2033 (A)	236,000	235,066
NuStar Logistics LP
5.63%, 04/28/2027	742,000	746,553
Occidental Petroleum Corp.
6.45%, 09/15/2036	1,194,000	1,268,824
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.63%, 09/01/2030	$ 632,000	$ 677,139
7.15%, 05/15/2028	433,000	457,672
Parkland Corp.
4.50%, 10/01/2029 (A)	341,000	332,094
4.63%, 05/01/2030 (A)	77,000	74,864
5.88%, 07/15/2027 (A)	531,000	530,552
6.63%, 08/15/2032 (A)	24,000	24,661
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)(C)	657,000	648,669
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	426,000	433,947
7.00%, 01/15/2032 (A)	936,000	970,761
SM Energy Co.
6.50%, 07/15/2028	77,000	77,502
6.63%, 01/15/2027	832,000	831,722
6.75%, 09/15/2026	152,000	151,948
7.00%, 08/01/2032 (A)	657,000	657,507
Summit Midstream Holdings LLC
8.63%, 10/31/2029 (A)	285,000	286,403
Sunoco LP
6.25%, 07/01/2033 (A)	244,000	248,353
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	145,000	145,423
5.00%, 01/15/2028	150,000	150,168
5.50%, 03/01/2030	666,000	677,442
Transocean International Ltd.
7.88%, 10/15/2032 (A)(B)	192,000	192,000
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	959,000	1,056,842
9.88%, 02/01/2032 (A)	1,090,000	1,186,708
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034 (A)	267,000	281,060
7.50%, 05/01/2033 (A)	142,000	156,911
7.75%, 05/01/2035 (A)	227,000	256,217
Vital Energy, Inc.
9.75%, 10/15/2030	991,000	1,034,661
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	976,012
5.45%, 04/01/2044	251,000	227,563
		26,521,227
Paper & Forest Products - 1.0%
Domtar Corp.
6.75%, 10/01/2028 (A)	928,000	799,875
Magnera Corp.
4.75%, 11/15/2029 (A)(C)	1,465,000	1,296,969
7.25%, 11/15/2031 (A)(C)	388,000	365,100
		2,461,944
Pharmaceuticals - 2.5%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	389,000	398,745
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	62,389
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
AdaptHealth LLC (continued)
5.13%, 03/01/2030 (A)	$ 150,000	$ 143,044
6.13%, 08/01/2028 (A)	1,031,000	1,028,398
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	526,680
Bausch Health Cos., Inc.
5.25%, 01/30/2030 - 02/15/2031 (A)	456,000	313,680
7.00%, 01/15/2028 (A)	161,000	143,335
11.00%, 09/30/2028 (A)(C)	586,000	609,451
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (D), 12/10/2054	857,000	884,626
Fixed until 12/10/2029, 7.00% (D), 03/10/2055	565,000	593,105
Organon & Co./Organon Foreign Debt Co- Issuer BV
4.13%, 04/30/2028 (A)	685,000	661,808
5.13%, 04/30/2031 (A)(C)	453,000	396,850
6.75%, 05/15/2034 (A)(C)	359,000	344,240
		6,106,351
Real Estate Management & Development - 0.5%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	902,000	910,209
8.88%, 09/01/2031 (A)(C)	399,000	425,862
		1,336,071
Semiconductors & Semiconductor Equipment - 0.5%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	636,000	648,722
6.63%, 07/24/2033 (A)	592,000	608,594
		1,257,316
Software - 0.9%
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	315,000	320,014
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
8.75%, 05/01/2029 (A)(E)	1,295,000	1,342,212
Rackspace Finance LLC
3.50%, 05/15/2028 (A)	426,685	176,622
UKG, Inc.
6.88%, 02/01/2031 (A)	362,000	373,524
		2,212,372
Specialized REITs - 0.7%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	83,000	79,226
5.25%, 03/15/2028 (A)	994,000	992,272
6.25%, 01/15/2033 (A)	329,000	335,585
7.00%, 02/15/2029 (A)	346,000	356,564
		1,763,647
Textiles, Apparel & Luxury Goods - 0.3%
Under Armour, Inc.
7.25%, 07/15/2030 (A)	673,000	672,168
Total Corporate Debt Securities (Cost $229,581,989)		230,487,744
	Principal	Value
LOAN ASSIGNMENTS - 3.0%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.66% (D), 05/06/2030	$ 431,648	$ 430,929
Commercial Services & Supplies - 0.9%
Garda World Security Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.17% (D), 02/01/2029	881,575	880,840
Madison IAQ LLC Term Loan, 6-Month Term SOFR + 2.50%, 6.70% (D), 06/21/2028	969,935	970,238
WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 10.80% (D), 06/24/2030	447,802	403,022
		2,254,100
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 7.34% (D), 04/13/2029 (B)	850,000	848,247
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 6.41% (D), 02/06/2031	763,375	760,894
IT Services - 0.2%
Sandisk Corp. Term Loan B, 1-Month Term SOFR + 3.00%, 7.14% (D), 02/20/2032	506,250	505,617
Media - 0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 8.28% (D), 08/23/2028	500,000	500,469
Software - 0.8%
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 7.04% (D), 05/15/2028	890,690	393,389
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.54% (D), 05/15/2028	230,126	232,810

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.50%, 6.81% (D), 02/10/2031	1,288,393	1,286,917
		1,913,116
Total Loan Assignments (Cost $7,461,421)		7,213,372
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 0.2%
Diversified Consumer Services - 0.1%
WW International, Inc. (F)	8,763	$ 239,756
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (F)(G)(H)(I)	123	0
Software - 0.1%
Avaya Holdings Corp. (F)(H)	33,145	348,022
Total Common Stocks (Cost $400,277)		587,778
OTHER INVESTMENT COMPANY - 9.0%
Securities Lending Collateral - 9.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (J)	21,946,600	21,946,600
Total Other Investment Company (Cost $21,946,600)		21,946,600

Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp.,
1.65% (J), dated 09/30/2025, to be
repurchased at $5,458,001 on 10/01/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 03/15/2027, and
with a value of $5,566,954.
$ 5,457,751	$ 5,457,751
Total Repurchase Agreement (Cost $5,457,751)	5,457,751
Total Investments (Cost $264,848,038)	265,693,245
Net Other Assets (Liabilities) - (9.1)%	(22,247,899)
Net Assets - 100.0%	$ 243,445,346
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (L)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$230,487,744	$—	$230,487,744
Loan Assignments	—	7,213,372	—	7,213,372
Common Stocks	239,756	348,022	0	587,778
Other Investment Company	21,946,600	—	—	21,946,600
Repurchase Agreement	—	5,457,751	—	5,457,751
Total Investments	$22,186,356	$243,506,889	$0	$265,693,245
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of 144A securities is $189,617,241, representing 77.9% of the Portfolio's net assets.

(B)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $21,758,067, collateralized by cash collateral of $21,946,600 and non-cash collateral, such as U.S. government securities of $267,705. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
Floating or variable rate security. The rate disclosed is as of September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)	Restricted security. At September 30, 2025, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029	04/25/2024 - 04/11/2025	$1,279,152	$1,342,212	0.5%
Corporate Debt Securities	ION Trading Technologies SARL 9.50%, 05/30/2029	05/20/2024 - 09/17/2024	1,148,123	1,196,645	0.5
			$2,427,275	$2,538,857	1.0%

(F)	Non-income producing security.
(G)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At September 30,
2025, the total value of the securities is $0, representing less than 0.0% of the Portfolio’s net assets.

(H)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2025, the total value of the securities is $348,022, representing 0.1% of the Portfolio’s net assets.
(I)	Security deemed worthless.
(J)	Rate disclosed reflects the yield at September 30, 2025.
(K)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(L)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Aegon High Yield Bond VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Series Trust

Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Series Trust